Dividends and earnings per share (Details) shares in Millions, $ in Millions			1 Months Ended		3 Months Ended		6 Months Ended
	Feb. 27, 2024 SFr / shares	Feb. 27, 2023 SFr / shares	May 31, 2024 USD ($)	May 31, 2023 USD ($)	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Earnings per share [abstract]
Dividend declared (in dollars per share) | SFr / shares	SFr 0.24	SFr 0.21
Dividends paid | $			$ 130	$ 116
Number of shares outstanding					494.5		494.5
Number of shares vested							1.2
Weighted average number of shares outstanding - basic (in shares)					494.5	493.2	494.1	492.8
Weighted average number of shares outstanding - diluted (in shares)					497.0	495.7	496.7	495.9
Potentially dilutive shares (in shares)					2.5	2.5	2.6	3.1